Components of Deferred Tax Assets (Liabilities) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Warranty provision USD ($)	Dec. 31, 2014 Warranty provision CNY	Dec. 31, 2013 Warranty provision CNY	Dec. 31, 2014 Inventory write-off USD ($)	Dec. 31, 2014 Inventory write-off CNY	Dec. 31, 2013 Inventory write-off CNY	Dec. 31, 2014 Allowance for advance to suppliers USD ($)	Dec. 31, 2014 Allowance for advance to suppliers CNY	Dec. 31, 2013 Allowance for advance to suppliers CNY	Dec. 31, 2014 Allowance for doubtful accounts USD ($)	Dec. 31, 2014 Allowance for doubtful accounts CNY	Dec. 31, 2013 Allowance for doubtful accounts CNY	Dec. 31, 2014 Allowance for amount due from related parties USD ($)	Dec. 31, 2014 Allowance for amount due from related parties CNY	Dec. 31, 2013 Allowance for amount due from related parties CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2014 Tax loss carried forward USD ($)	Dec. 31, 2014 Tax loss carried forward CNY	Dec. 31, 2013 Tax loss carried forward CNY	Dec. 31, 2014 Fixed assets USD ($)	Dec. 31, 2014 Fixed assets CNY	Dec. 31, 2013 Fixed assets CNY	Dec. 31, 2014 Land use rights USD ($)	Dec. 31, 2014 Land use rights CNY	Dec. 31, 2013 Land use rights CNY
Components Of Deferred Tax Assets And Liabilities [Line Items]
Gross deferred tax assets, current				$ 7,110	44,116	45,361	$ 4,011	24,886	17,124	$ 26,544	164,696	164,695	$ 9,122	56,599	54,479	$ 322	1,995	1,995	$ 542	3,364	668
Valuation allowance current	(47,651)	(295,656)	(284,322)
Gross deferred tax assets, non-current																			13	80	81	92,547	574,215	477,436	16,019	99,393	64,301
Net current deferred tax assets	0	0	0
Non-current deferred tax liabilities	4,222	26,193	24,209																415	2,573	0							3,807	23,620	24,209
Valuation allowance, non-current	(108,104)	(670,742)	(538,872)
Net non-current deferred tax assets	$ 475	2,946	2,946